Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.	Property and Equipment, Net

The following is a summary of property and equipment, net:

	December 31, 2018	December 31, 2019
	RMB in thousands
Leasehold improvements	51,186	76,772
Servers and computers	481,695	765,110
Others	19,127	23,211

Total	552,008	865,093
Less: accumulated depreciation	(157,110)	(349,006)

Net book value	394,898	516,087

Depreciation expenses were RMB38.4 million, RMB99.7 million and RMB191.8 million for the years ended December 31, 2017, 2018 and 2019, respectively.